Other Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Schedule of other reserves

In thousands of USD	Share-based payment capital reserves	Exchange difference on net investment in foreign operations	Fair value reserve of financial assets at FVOCI	Currency translation adjustment	Total other reserves
As of January 01, 2022	176,289	(165,456)	(3,941)	157,783	164,675
Other comprehensive loss	—	(182,489)	(5,672)	178,903	(9,258)
Total comprehensive loss for the period	—	(182,489)	(5,672)	178,903	(9,258)
Share-based compensation	9,237	—	—	—	9,237
Exercise of options	(1,480)	—	—	—	(1,480)
As of December 31, 2022	184,046	(347,945)	(9,613)	336,686	163,174
Hyperinflation effect in comprehensive income	—	290	—	—	290
Other comprehensive (loss) / income	—	(229,078)	3,793	218,347	(6,938)
Total comprehensive (loss) / income for the period	—	(228,788)	3,793	218,347	(6,648)
Share-based compensation	5,344	—	—	—	5,344
Exercise of options	(1,141)	—	—	—	(1,141)
As of December 31, 2023	188,249	(576,733)	(5,820)	555,033	160,729
Hyperinflation effect in comprehensive income	—	(17)	—	(13)	(30)
Other comprehensive (loss) / income	—	(207,325)	3,737	219,534	15,946
Total comprehensive (loss) / income for the period	—	(207,342)	3,737	219,521	15,916
Share-based compensation	6,160	—	—	—	6,160
Exercise of options	(2,363)	—	—	—	(2,363)
As of December 31, 2024	192,046	(784,075)	(2,083)	774,554	180,442